BORROWINGS FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Security matters limited [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF BORROWINGS FROM RELATED PARTIES

	December 31, 2022	December 31, 2021
Balance at January 1,	270	280
Payment of borrowings	(172)	(103)
Provision for bonus (include interest)	621	89
Exchange rate differences	(9)	4
Balance at December 31,	710	270